Regulatory Matters - Additional Information (Details)	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2013
US Government Debt Securities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital to Risk Weighted Assets			0
Equity securities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital to Risk Weighted Assets			600
Consolidated Entities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital to Risk Weighted Assets	14.7	13.9
Capital to Risk Weighted Assets	19.5	18.9
Common Equity Tier One Capital Ratio	13.9	13.1
Tier One Leverage Capital to Average Assets	10.3	10.1